RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Accounts receivable from related parties as of December 31, 2024 and 2023 are as follows:

		December 31,	December 31,
		2024	2023
SYW	Provided real estate management and container operation and management service to related party	514	437
Flex Brain	Provided solar power plants operation and maintenance service to related party	8	8
Cumica	Provided real estate management service to related party	1,254	-
Total		1,776	445

Prepaid expenses paid to a related party as of December 31, 2024 and 2023 is as follows:

		December 31,	December 31,
		2024	2023
Cumica	Down payment made for real estate properties purchase	30,000	-

Other receivables due from a related party, which is included in other current assets, net on the consolidated financial statements, as of December 31, 2024 and 2023 is as follows:

		December 31,	December 31,
		2024	2023
Cumica	Operating expense paid on behalf of related party	1,969	-

Accounts payable due to a related party as of December 31, 2024 and 2023 is as follows:

		December 31,	December 31,
		2024	2023
Cumica	Real estate management and construction service provided by related party	242	-
Transista	Real estate management service provided by related party	220	-
Total		462	-

SCHEDULE OF PAYABLE DUE TO RELATED PARTY TRANSACTIONS

Payables due to related parties, which are included in other current liabilities on the consolidated financial statements, as of December 31, 2024 and 2023 are as follows:

		December 31,	December 31,
		2024	2023
Fuchiwaki Takeshi	Operating expense paid on behalf of the Company	201	93
Li Tianqi	Operating expense paid on behalf of the Company	72	26
SYW	Entertainment service provided by related party	2,515	2,854
Total		2,788	2,973

SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES
		December 31,	December 31,
		2024	2023
SYW	Operating lease right-of-use assets	4,955	16,639
SYW	Operating lease liabilities, current	5,911	11,684
SYW	Operating lease liabilities, non-current	-	5,911

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenues generated from related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Sugimoto Hiroyuki	Real estate management income	136	70	69
Yuto Yoshiyuki	Rental income and real estate management income	295	64	2,013
Watanabe Takahide	Rental income	-	1,095	1,314
Fuchiwaki Takeshi	Real estate management income	145	142	-
Li Tianqi	Real estate management income	291	482	-
SYW	Rental income, real estate management income, container sales and container operation and management income	27,226	195,733	28,010
SYNS	Real estate sales and real estate management income*	-	-	331,126
Flex Brain	Rental income, solar power plants sales and solar power plants operation and maintenance income	197	19,011	-
Sparkle Bridge	Real estate management income	225	-	-
Cumica	Real estate sales and real estate management income	804,217	-	-
Total		832,732	216,597	362,532

*	Real estate properties sold to SYNS had been sold to third party customers within the same period.

SCHEDULE OF COST OF REVENUES INCURRED WITH RELATED PARTIES

Cost of revenues incurred with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Sugimoto Hiroyuki	Real estate properties purchase	22,752	-	-
Cumica	Real estate management and construction fees	1,839	-	-
Transista	Real estate management fee	7,342	-	-
Total		31,933	-	-

SCHEDULE OF EXPENSES INCURRED WITH RELATED PARTIES

Expenses incurred with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Sugimoto Architectural Design Foundation	Donation	-	1,000	400
SYW	Referral and marketing fee and entertainment expenses	12,690	16,501	30,526
Cumica	Advertising fee	102	-	-
Transista	Promotion fee	48	-	-
Total		12,840	17,501	30,926

SCHEDULE OF REAL ESTATE PROPERTIES PURCHASED FROM A RELATED PARTY

Real estate properties purchased from a related party for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Cumica	Purchase of real estate properties	50,000	-	-

SCHEDULE OF CONSTRUCTION SERVICES PURCHASED FROM A RELATED PARTY

Construction services purchased from a related party for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Cumica	Construction service consumed	153,200	-	-